Derivative Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Embedded Conversion Feature and Warrant Liability:
Face Value of convertible notes	120,000
December 31, 2015 [Member]
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate	0.62%
Expected volatility	100.00%
Expected life (in years)	11 months 1 day
Expected dividend yield
Face Value of convertible notes	3,294,850
Fair value	$ 158,350
December 8, 2015 [Member]
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate	0.76%
Expected volatility	90.00%
Expected life (in years)	1 year
Expected dividend yield
Face Value of convertible notes	3,644,850
Fair value	$ 526,370
February 21, 2014 [Member]
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate		1.52%
Expected volatility		105.36%
Expected life (in years)		4 years 10 months 17 days
Expected dividend yield
Face Value of convertible notes		1,391,539
Fair value		$ 4,589,734
February 18, 2014 [Member]
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate		0.10%
Expected volatility		105.36%
Expected life (in years)		9 months
Expected dividend yield
Face Value of convertible notes		55,497
Fair value		$ 98,722
January 13, 2014 [Member]
Embedded Conversion Feature and Warrant Liability:
Risk-free interest rate		1.60%
Expected volatility		123.54%
Expected life (in years)		5 years
Expected dividend yield
Face Value of convertible notes		941,539
Fair value		$ 3,450,976